ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Schedule of accrued and other current liabilities and other liabilities

	Year Ended December 31,
(In thousands)	2024	2023
Accrued and other current liabilities:
Payroll and welfare payable	$3,333	$3,124
Grants related to land use right	2,474	2,543
Payable to clinical study service	2,351	1,014
Payable to professional consulting service	1,365	1,023
Payable to sales and marketing services	1,417	1,985
Dividends and interest payable to Wuxi LP, current (Note 11)	1,849	753
Lease liabilities-current (Note 5)	1,221	728
Others	1,334	1,118
	$15,344	$12,288

Other Liabilities
Profit-sharing liability to Juventas	$11,821	$11,821
Dividends and interest payable to Wuxi LP, non current (Note 11)	1,015	2,045
Lease liabilities-noncurrent (Note 5)	2,535	1,616
	$15,371	$15,482